Derivative Financial Instruments and Off-balance-sheet Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative Financial Instruments and Off-balance-sheet Financial Instruments
Gain (loss) recognized in OCI on derivatives during the period	$ 4	$ 3	$ (35)
Loss recognized in OCI on derivatives during the term of the hedging relationship	(17)	(22)	(23)
Gain reclassified from AOCI into income (net investment income)			2
(Loss) gain reclassified from AOCI into income (realized capital gains and losses)	(1)	2	(3)
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(47)	(139)	97
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(454)	(471)	311
Total gain (loss) recognized in net income on derivatives	(501)	(610)	408
Gain (Loss) on cash flow hedge ineffectiveness, net	(8)	7	(1)
Net investment income.
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(2)	(139)	30
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			(1)
Total gain (loss) recognized in net income on derivatives	(2)	(139)	29
Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(8)	7	3
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(388)	(608)	206
Total gain (loss) recognized in net income on derivatives	(396)	(601)	209
Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(32)	(28)	158
Total gain (loss) recognized in net income on derivatives	(32)	(28)	158
Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(37)	(7)	64
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(33)	150	(66)
Total gain (loss) recognized in net income on derivatives	(70)	143	(2)
Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(1)	15	14
Total gain (loss) recognized in net income on derivatives	(1)	15	14
Foreign currency and interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(32)	(20)	68
Foreign currency and interest rate contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives		(2)	(9)
Foreign currency and interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(32)	(18)	77
Interest rate contracts
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(15)	(119)	29
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(304)	(496)	255
Interest rate contracts | Net investment income.
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(2)	(139)	30
Interest rate contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(8)	9	12
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(304)	(496)	255
Interest rate contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives in fair value accounting hedging relationships, total gain (loss) recognized in net income on derivatives	(5)	11	(13)
Foreign currency contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(10)	(13)	(3)
Foreign currency contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(12)	(10)	7
Foreign currency contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	2	(3)	(10)
Equity and index contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(48)	40	(21)
Equity and index contracts | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(43)	(91)	(160)
Equity and index contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(2)	113	115
Equity and index contracts | Operating costs and expenses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(3)	18	24
Embedded derivative financial instruments
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(107)	3	96
Embedded derivative financial instruments | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(37)	(3)	122
Embedded derivative financial instruments | Life and annuity contract benefits
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(32)	(28)	158
Embedded derivative financial instruments | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	(38)	34	(184)
Credit default swaps
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8	(8)	(18)
Credit default swaps | Realized capital gains and losses
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	8	(8)	(18)
Other contracts
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	7	3	2
Other contracts | Net investment income.
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives			(1)
Other contracts | Interest credited to contractholder funds
Derivative Instruments, Gain (Loss)
Derivatives not designated as accounting hedging instruments, total gain (loss) recognized in net income on derivatives	$ 7	$ 3	$ 3